Mainland China Employee Contribution Plan (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Mainland China Employee Contribution Plan
Total expenses incurred for government statutory employee benefit plans	¥ 1,131,829	$ 164,100	¥ 829,440	¥ 277,429